UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2021

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2021 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

All’s fair in love and war. The year started with a love affair for meme stocks (GameStop, AMC Entertainment and Avis Budget Group) as the David’s of the investing world went to war with the Goliath’s (institutions and hedge funds) of Wall Street. Investors continually fall in and out of love with stocks and for the opportunity to grab their share of Wall Street’s riches. Stock market volatility gets distorted when investors rely more on social media and online forums than on the fundamentals. For example, GameStop was trading for 17.25 per share in early January, had an intraday high of $483 per share by the end of January and closed at 40.59 on February 19th. That’s not investing. Company earnings should be what matters most when investing. Stratospheric gains from stocks that do not turn a profit is a head scratcher for me. One cryptocurrency intelligence firm reported that between January and July, crypto accounted for $680 million in scam losses. In a desire to not miss out on the Bitcoin craze, investors drove the price to over $64,000 in the first half of 2021, only to see the price plummet back down below $30,000 over the summer. By November the price had skyrocketed again to a new all-time high over $68,000 and, in a repeat performance, dropped to under $35,000 to start 2022. If fundamentals are not important then it feels more like gambling and playing the lottery than investing.

Meme and crypto mania aside, the story lines that impacted the stock market throughout the year included a riot in our nation’s capital, inauguration of Joe Biden as President of the United States, delta and omicron variants of Covid-19, supply chain bottlenecks, an increasing inflation rate not seen in over 30 years, labor shortages, stronger than expected employment data and the anticipation that the Fed will start hiking interest rates in 2022. Additional stimulus checks were a boost for consumers to help get the economy back on track. Stock prices, in general, fell in January, then rallied for much of the year before retreating in September and November before ending the year on an uptick. Fueled by fiscal stimulus and stronger than expected earnings, economic growth in 2021 was the best it has been in 37 years

MH Elite Small Cap Fund of Funds was up 14.58% in 2021, in line with the 14.82% return of the Russell 2000 Index. Small cap stocks rallied early in the year and were outpacing large cap stocks through June. Large cap stocks regained market leadership in the third and fourth quarters to surpass the gains from small cap stocks. Boosted by rallies in financials and industrials, the small cap value sector significantly outperformed funds that focused on technology and momentum stocks. The Russell 2000 Value Indexwas up 28.3% versus the Russell 2000 Growth Indexes gain of 2.8%

While we track the Russell 2000 Index as our benchmark for small cap stocks there are other small cap indexes. For example, our position in Vanguard Tax-Managed Small Cap tracks the performance of the S&P Small Cap 600 Index which, in 2020, underperformed the Russell 2000 Index by 9%. For 2021, this fund outperformed the Russell 2000 index by 12% and was one of our top performers with a gain of 27%. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the small cap sector including both value oriented and growth focused funds.

Notable changes to the portfolio included replacing Calvert Small Cap and AMG River Road Small-Mid Cap Value Fund with Fidelity Stock Selector Small Cap and Needham Small Cap Growth.

Our top performing holdings were clearly our value funds led by MFS New Discovery Value (34%), Vanguard Small Cap Value Index (28.1%), Franklin Small Cap Value (25.8) and Heartland Value Plus (24.8%). Within the small cap blend category, we received strong performances from Paradigm Micro-Cap (27.9%) and Principal Small Cap (19.9%). Small Cap Growth funds that were a drag on our performance included Alger Small Cap Focus (-14.2%), Virtus Small Cap Sustainable Growth (4.3%), Baron Discovery (4.6%) and T. Rowe Price New Horizons (9.7%).

MH Elite Fund of Funds was up 19.75% in 2021 versus the 26.5% return of the Russell 1000 Index. The disparity in returns between value and growth was not as apparent in the large cap sector. The Russell 1000 Value Index was up 25.2% while the Russell 1000 Growth Index gained 27.6%. Our underperformance versus the Russell 1000 Index can be attributed to the diversification of our holdings and an allocation to a much broader spectrum of funds. Mega cap stocks have a strong impact on the composition of an Index. For example, the six largest companies in the S&P 500 Index make up close to 25% of the market cap of the entire index. Our holdings include a couple of mid cap funds and a few funds that are categorized as large cap funds but may allocate up to 40% to mid-cap stocks. With large mega cap stocks fueling the market in the second half of the year it is understandable that our Fund, with its broad diversification of underlying funds, would trail the Russell 1000 Index.

Our best performers were Shelton NASDAQ 100 Index (27.4%), Vanguard Tax Managed Capital Appreciation (26.9%), Columbia Dividend Income (26.3%). T. Rowe Price Dividend Growth (26.0%), Homestead Value (25.2%) and Principal Blue Chip (25.1%).  Our weakest performers, as mentioned above, were our mid cap holdings, Primecap Odyssey Aggressive Growth (9.4%) and Fidelity Extended Market Index (12.4%), and those funds that took on an all cap investing strategy like T. Rowe Price Global Technology (10.0%) with an allocation of 30% to mid-cap stocks and Fidelity Select Retailing (18.2%) with a 40% allocation to small and mid-cap stocks.

Changes to the portfolio included replacing Vanguard Dividend Growth and Nuance Mid Cap Value with Fidelity Select Communication, Calvert US Large Cap Core and T. Rowe Price Value. We also trimmed our growth positions in Akre Focus, Primecap Odyssey Aggressive Growth and Loomis Sayles Growth to add to our value holdings.

MH Elite Select Portfolio of Funds was up 6.72% in 2021. Globally it was a difficult year as many regions around the world had sub-par performances. Other than the European region (+16%), a number of foreign markets had a down year including funds that invest in emerging markets (-2.5%), the Latin America region (-8%) and the PacificAsia region    (-2%). Foreign markets were impacted by the withdrawal from Afghanistan, global political unrest, pandemics and China’s restructuring and restrictions placed on some of the country’s largest and most prestigious companies including the potential default of real estate developer, Evergrande.

We were well rewarded for our allocation to the Real Estate sector. Our top holdings were Cohen & Steers Real Estate Securities and MFS Global Real Estate with gains of 42.1% and 29.9%, respectively.  Other notable contributors were Vanguard Materials Index (27.3%) and Virtus AllianzGI Global Water Fund (25.8%). We also received double digit returns from Pimco StockPLUS International (18.4%), WCM Focused International Growth (17.0%), Fidelity Nordic (13.1%), Brown Capital Management International Small Company (12.7%), Fidelity International Capital Appreciation (12.2%) and MFS International Value (10.6%). On the flip side, our investments in emerging market funds were disappointing as Artisan Developing World, Invesco Oppenheimer Developing Market and Virtus KAR Emerging Markets Small Cap were all negative for the year, down 9.9%, 7.2% and 1.6%, respectively. Other notable non contributors, with uninspiring returns, were Artisan International Small Mid (3.7%), Fidelity Pacific Basin (2.4%) and Vanguard International Growth (-0.7%).

We liquidated our position with WCM Focused Emerging Market to add two new holdings, Wasatch Emerging Markets Select and T. Rowe Price Global Industrials.

The fund has a current allocation of 50% invested in Foreign Developed Markets, 25% in Emerging Market funds, 10% in the Real Estate sector 9% in funds within the Natural Resources category and 6% in other alternative strategies and cash.

MH Elite Income Fund of Funds was up 2.44% in 2021, outperforming the Bloomberg US Aggregate Bond Index which was negative for the year, down 1.54%.

With interest rates on the rise, bond prices will be challenged. Generally, as interest rates rise bond prices will decline. We were able to outpace bond returns by investing in alternative sources of income by incorporating funds that emphasize stock dividends, real estate, utilities and junk bonds. Two of our worst performers in 2020, Alpha Centric Income Opportunities, which focuses on income within the real estate sector, and Vanguard Utilities Index rebounded in 2021 and were two of our best performers with gains of 14.9% and 17.4%, respectively. Dividend stocks funds were a standout as Vanguard High Dividend Yield Index returned 26.1% and Fidelity Strategic Dividend gained 19%.

Holdings that ended the year in the red were Western Asset Core Plus Bond (-2.2%), Carillon Reams Core Plus (-2%), Virtus SEIX Corporate Bond (-1.7%), Vanguard Emerging Market Bond (-1.2%), Thornburg Limited Term Income (-0.7%), Dodge & Cox Global Bond (-0.8%) and Janus Henderson Developed World Bond (-0.7%).

Changes to the portfolio included replacing Baird Core Plus with USAA Intermediate Term Bond and selling Pimco Dividend Income to purchase Pimco Low Duration Income and Pimco Inflation Response Multi Asset. Metropolitan West High Yield was sold and replaced with Hartford Strategic Income, a multi sector bond fund. Intermediate Term Bond Fund, Virtus SEIX Corporate Bond, and short-term bond fund, Thornburg Limited Term Income were also added to the portfolio.

Currently, 40% of the portfolio is invested in traditional bond funds with an emphasis on short term, intermediate term and multisector bond funds. The portfolio is further diversified by allocating 8% to High Yield Bond Funds, 6% to Floating Rate/Bank Loan Funds, 6% to Emerging Market Bond Funds, 10% to World Bond Funds, 28% to alternative income strategies and holding 2% in cash. Alternative strategies include investing in Utilities, Convertible Securities and funds that generate income from stock dividends.

The fund has succeeded in providing a stable alternative to our other three equity funds. Shareholders now have the option to reduce their risk exposure to stocks and create a more balanced investment approach all within the MH Elite Family of Funds.

It is always worth remembering that the most efficient way to building wealth is having a well-conceived investment plan that is committed to spending time in the market and not trying to time the market. To reach your investment goals you need to be focused and disciplined to avoid letting the headlines scare you out of the market. Being diversified means your portfolio may not hit a home run but you also will not strike out. Singles and doubles could well be your best option to reaching your investment goals. From a recent issue of The Independent Adviser for Vanguard Investors, “Having an investment process, a plan and the discipline to stick with it beats having an outlook, a forecast and a crystal ball.”

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

Chief  Executive Officer and President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2021

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Value	%	Blend	%	Growth	%
MFS New Discovery Value Class R6	9.9	Paradigm Micro Cap	10.6	Baron Discovery Retail	5.8
Vanguard Small Cap Value Index Adm Class	9.4	Vanguard Tax-Managed Small Cap Adm Class	7.9	T. Rowe Price New Horizons	5.5
Heartland Value Plus	7.4	PIMCO StocksPLUS Small Class I	6.0	Alger Small Cap Focus Class I	5.4
Franklin Small Cap Value	6.1	Principal SmallCap Class I	5.7	Virtus KAR Small-Cap Growth Class I	5.4
		Fidelity Stock Selector Small Cap	5.1	Needham Small Cap Growth Class I	3.6

Short-Term Securities and Other Assets – 6.2%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
28%	40%	32%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2021

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2011 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2021
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	14.58%	11.20%	11.19%
Russell 2000 Index	14.82%	12.02%	13.23%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2021

Mutual Funds (93.8%)	Shares	Value

Paradigm Micro Cap	19,296	$ 1,052,972
MFS New Discovery Value Class R6	47,304	975,413
Vanguard Small Cap Value Index Adm Class	12,038	924,632
Vanguard Tax-Managed Small Cap Adm Class	8,380	781,801
Heartland Value Plus	18,310	726,529
Franklin Small Cap Value	9,780	597,939
PIMCO StocksPLUS Small Class I	56,103	595,813
Baron Discovery Retail	16,731	576,870
Principal SmallCap Class I	18,642	564,122
T. Rowe Price New Horizons	7,098	545,216
Virtus KAR Small-Cap Growth Class I	11,000	536,690
Alger Small Cap Focus Class I	20,622	535,554
Fidelity Stock Selector Small Cap	14,625	502,066
Needham Small Cap Growth Class I	14,662	356,592

Total Mutual Funds (Cost $ 6,602,380)		9,272,209

Short-Term Securities (3.4%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 333,321)		333,321

Total Short-Term Securities (Cost $ 333,321)		333,321

Total Investments in Securities (Cost $ 6,935,701) (97.2%)		9,605,530

Net Other Assets and Liabilities (2.8%)		276,442

Net Assets (100%)		$ 9,881,972

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2021.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2021

Assets

Investments in securities at value (Cost $ 6,935,701)	$ 9,605,530
Cash	221,584
Dividends and interest receivable	39,823
Subscription receivable	25,615

Total Assets	9,892,552

Liabilities

Due to Advisor	10,580

Total Liabilities	10,580

Net Assets	$ 9,881,972

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,033,585)	$ 6,195,611
Distributable earnings (note 4)	3,686,361

Net Assets	$ 9,881,972

Net asset value per share	$ 9.56

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2021

Investment income
Dividend income from underlying funds	$ 182,636
Interest income from money market	21
Total investment income	182,657

Expenses
Investment advisory fees	99,683
Administrative service fees	24,921
Total expenses	124,604

Net investment income	58,053

Realized and unrealized gain on investments[1]
Capital gain distributions from underlying funds	655,440
Net realized gain from investments	303,039
Net change in unrealized appreciation on investments	281,354
Net realized and unrealized gain on investments	1,239,833

Net increase in net assets resulting from operations	$ 1,297,886

1 See unaudited additional information section on page 43.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2021 and 2020

	2021	2020
Increase in net assets from operations
Net investment Income/(loss)	$ 58,053	$ (18,706)
Capital gain distributions from underlying funds	655,440	245,949
Net realized gain from investments	303,039	291,739
Net change in unrealized appreciation on investments	281,354	990,532
Net increase in net assets resulting from operations	1,297,886	1,509,514

Distributions to shareholders	(518,982)	(238,355)

Capital share transactions (note 5)	216,890	32,097
Total increase	995,794	1,303,256

Net assets at beginning of year	8,886,178	7,582,922
Net assets at end of year	$ 9,881,972	$ 8,886,178

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2021

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Value	%	Blend	%	Growth	%
Columbia Dividend Income Class I2	6.2	Calvert US Large Cap Core Responsible Index Class I	7.9	Shelton Nasdaq-100 Index Direct	7.4
Hillman Value No-Load	5.6	Vanguard Tax-Managed Capital Appreciation Adm Class	7.8	Principal Blue Chip Class I	6.2
Homestead Value	5.6	Hartford Core Equity Class R6	6.1	Primecap Odyssey Aggressive Growth	4.7
T. Rowe Price Value	3.6	T. Rowe Price Dividend Growth	5.6	Fidelity Select Medical Tech & Devices	4.6
		DoubleLine Shiller Enhanced CAPE Class I	4.8	T. Rowe Price Global Technology	4.5
				Loomis Sayles Growth Class Y	4.0
				Akre Focus Class I	3.7
				Fidelity Select Retailing	3.1
				Fidelity Extended Market Index	2.6
				Fidelity Select Communication Services	1.5

Short-Term Securities and Other Assets – 4.5%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
22%	36%	42%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2021

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2011 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2021
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	19.75%	14.71%	12.61%
Russell 1000 Index	26.45%	18.42%	16.55%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2021

Mutual Funds (95.5%)	Shares	Value

Calvert US Large Cap Core Responsible Index Class I	36,339	$ 1,553,848
Vanguard Tax-Managed Capital Appreciation Adm Class	6,216	1,541,069
Shelton Nasdaq-100 Index Direct	39,886	1,446,281
Columbia Dividend Income Class I2	38,089	1,225,316
Principal Blue Chip Class I	29,649	1,212,366
Hartford Core Equity Class R6	23,918	1,201,387
T. Rowe Price Dividend Growth	15,003	1,111,265
Homestead Value	20,415	1,109,135
Hillman Value No Load	33,934	1,095,723
DoubleLine Shiller Enhanced CAPE Class I	52,420	933,067
Primecap Odyssey Aggressive Growth	17,410	917,832
Fidelity Select Medical Tech & Devices	10,761	895,141
T. Rowe Price Global Technology	37,538	875,000
Loomis Sayles Growth Class Y	30,000	786,300
Akre Focus Class I	11,000	728,090
T. Rowe Price Value	14,596	697,670
Fidelity Select Retailing	26,153	603,348
Fidelity Extended Market Index	5,863	511,316
Fidelity Select Communication Services	3,295	299,176

Total Mutual Funds (Cost $ 12,327,970)		18,743,330

Short-Term Securities (1.6%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 315,633)		315,633

Total Short-Term Securities (Cost $ 315,633)		315,633

Total Investments in Securities (Cost $ 12,643,603) (97.1%)		19,058,963

Net Other Assets and Liabilities (2.9%)		571,920

Net Assets (100%)		$ 19,630,883

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2021.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2021

Assets

Investments in securities at value (Cost $ 12,643,603)	$ 19,058,963
Cash	166,305
Dividends and interest receivable	426,833

Total Assets	19,652,101

Liabilities

Due to Advisor	21,218

Total Liabilities	21,218

Net Assets	$ 19,630,883

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 2,044,981)	$ 11,460,097
Distributable earnings (note 4)	8,170,786

Net Assets	$ 19,630,883

Net asset value per share	$ 9.60

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2021

Investment income
Dividend income from underlying funds	$ 120,009
Interest income from money market	44
Total investment income	120,053

Expenses
Investment advisory fees	184,348
Administrative service fees	46,087
Total expenses	230,435

Net investment loss	(110,382)

Realized and unrealized gain on investments[1]
Capital gain distributions from underlying funds	1,202,417
Net realized gain from investments	663,391
Net change in unrealized appreciation on investments	1,474,314
Net realized and unrealized gain on investments	3,340,122

Net increase in net assets resulting from operations	$ 3,229,740

1 See unaudited additional information section on page 43.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2021 and 2020

	2021	2020
Increase in net assets from operations
Net investment loss	$ (110,382)	$ (57,029)
Capital gain distributions from underlying funds	1,202,417	391,909
Net realized gain from investments	663,391	673,055
Net change in unrealized appreciation on investments	1,474,314	1,612,377
Net increase in net assets resulting from operations	3,229,740	2,620,312

Distributions to shareholders	(1,045,364)	(563,595)

Capital share transactions (note 5)	1,296,792	(40,346)
Total increase	3,481,168	2,016,371

Net assets at beginning of year	16,149,715	14,133,344
Net assets at end of year	$ 19,630,883	$ 16,149,715

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2021

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
Vanguard International Growth Adm Class	8.5	Artisan Developing World Inv Class	7.5	Vanguard Materials Index Adm Class	4.6
MFS International Intrinsic Value Class I	7.3	Virtus Kar Emerging Markets Small Cap Class I	4.9	AllianzGl Global Water Class I	4.4
PIMCO StocksPLUS Intl (USD-Hedged) Class I	6.3	Invesco Oppenheimer Developing Markets Class Y	4.0
Brown Capital Management International Small Co Inv Class	6.1	Wasatch Emerging Markets Select Class I	2.7
WCM Focused International Growth Class I	5.7
Artisan International Small Mid Inv Class	5.5
Fidelity International Capital Appreciation	4.1
Fidelity Pacific Basin	3.6
Fidelity Nordic	3.2

Real Estate	%	World Stock	%
Cohen & Steers Real Estate Securities Class I	5.0	T, Rowe Price Global Industrials	3.0
MFS Global Real Estate Class R6	5.0	AlphaCentric Robotics and Automation Class I	2.6

Short-Term Securities and Other Assets – 6.0%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2021

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2011 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2021
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Select Portfolio of Funds	6.72%	9.64%	6.74%
MSCI ACWI EX USA IMI Index	8.99%	10.33%	8.05%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2021

Mutual Funds (94.0%)	Shares	Value

Vanguard International Growth Adm Class	4,684	$ 652,425
Artisan Developing World Inv Class	26,146	571,813
MFS International Intrinsic Value Class I	9,960	559,932
PIMCO StocksPLUS Intl (USD Hedged) Class I	53,400	480,070
Brown Capital Management International Small Co Inv Class	16,996	465,863
WCM Focused International Growth Class I	15,752	436,012
Artisan International Small Mid Inv Class	20,737	424,479
Cohen & Steers Real Estate Securities Class I	17,507	386,382
MFS Global Real Estate Class R6	17,113	385,041
Virtus KAR Emerging Markets Small Cap Class I	24,013	378,203
Vanguard Materials Index Adm Class	3,535	354,500
AllianzGI Global Water Class I	15,139	336,997
Fidelity International Capital Appreciation	11,099	315,226
Invesco Oppenheimer Developing Markets Class Y	6,522	306,655
Fidelity Pacific Basin	7,110	277,443
Fidelity Nordic	3,777	243,541
T. Rowe Price Global Industrials	11,962	228,230
Wasatch Emerging Markets Select Class I	9,013	206,580
AlphaCentric Robotics and Automation Class I	11,527	199,078

Total Mutual Funds (Cost $ 5,305,000)		7,208,470

Short-Term Securities (3.4%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 264,543)		264,543

Total Short-term Securities (Cost $ 264,543)		264,543

Total Investments in Securities (Cost $ 5,569,543) (97.4%)		7,473,013

Net Other Assets and Liabilities (2.6%)		197,698

Net Assets (100%)		$ 7,670,711

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2021.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2021

Assets

Investments in securities at value (Cost $ 5,569,543)	$ 7,473,013
Cash	81,502
Dividends and interest receivable	99,435
Subscription receivable	25,000

Total Assets	7,678,950

Liabilities

Due to Advisor	8,239

Total Liabilities	8,239

Net Assets	$ 7,670,711

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,086,700)	$ 5,420,703
Distributable earnings (note 4)	2,250,008

Net Assets	$ 7,670,711

Net asset value per share	$ 7.06

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2021

Investment income
Dividend income from underlying funds	$ 89,737
Interest income from money market	29
Total investment income	89,766

Expenses
Investment advisory fees	76,711
Administrative service fees	19,178
Total expenses	95,889

Net investment loss	(6,123)

Realized and unrealized gain/(loss) on investments[1]
Capital gain distributions from underlying funds	362,344
Net realized loss from investments	(9,683)
Net change in unrealized appreciation on investments	152,290
Net realized and unrealized gain on investments	504,951

Net increase in net assets resulting from operations	$ 498,828

1 See unaudited additional information section on page 43.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2021 and 2020

	2021	2020
Increase in net assets from operations
Net investment loss	$ (6,123)	$ (22,069)
Capital gain distributions from underlying funds	362,344	102,909
Net realized gain/(loss) from investments	(9,683)	245,815
Net change in unrealized appreciation on investments	152,290	865,845
Net increase in net assets resulting from operations	498,828	1,192,500

Distributions to shareholders	(332,345)	(317,111)

Capital share transactions (note 5)	319,515	399,126
Total increase	485,998	1,274,515

Net assets at beginning of year	7,184,713	5,910,198
Net assets at end of year	$ 7,670,711	$ 7,184,713

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2021

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
PIMCO Low Duration Income Class I	3.8	USAA Intermediate-Term Bond	4.1	Lord Abbett Bond Debenture Class R6	4.6
Thornburg Limited Term Income Class R6	3.8	Payden Corporate Bond	3.6	Hartford Strategic Income Class I	4.4
Virtus Newfleet Multi-Sector Short Term Bond Class I	2.8	Guggenheim Total Return Bond Class P	3.4	AlphaCentric Income Opportunities Class I	2.6
		Western Asset Core Plus Bond Class Fl	3.2
		Carillion Reams Core Plus Bond Class I	2.8
		Virtus Seix Corporate Bond Class I	2.8

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	5.4	T Rowe Price Global Multi-Sector Bond Inv Class	3.6	Artisan High Income Advisor	4.1
		Dodge & Cox Global Bond	3.2	BrandywineGlobal High Yield Class I	4.1
		Janus Henderson Developed World Bond Class T	2.8

Bank Loan	%	Convertible Securities	%	Utilities	%
Catalyst/CIFC Floating Rate Income Class I	4.8	Columbia Convertible Securities Class I3	4.8	Vanguard Utilities Index Adm Class	4.0

Income from Stock Dividends	%	Asset Allocation	%
Vanguard High Dividend Yield Index Adm Class	4.1	PIMCO Inflation Response Multi-Asset Class I	3.8
Fidelity Strategic Dividend and Income	3.6	Nuveen NWQ Flexible Income Class I	3.0

Short-Term Securities and Other Assets – 6.8%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2021

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Bloomberg US Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Bloomberg US Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2021
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Income Fund of Funds	2.44%	4.09%	3.21%
Bloomberg US Aggregate Bond Index	-1.55%	3.57%	2.89%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2021

Mutual Funds (93.2%)	Shares	Value

Vanguard Emerging Markets Bond Adm Class	21,233	$ 566,068
Catalyst/CIFC Floating Rate Income Class I	52,434	504,420
Columbia Convertible Securities Class I3	19,247	501,381
Lord Abbett Bond Debenture Class R6	57,856	481,945
Hartford Strategic Income Class I	51,077	459,695
USAA Intermediate-Term Bond	40,949	433,648
Vanguard High Dividend Yield Index Adm Class	12,821	433,339
BrandywineGLOBAL High Yield Class I	38,601	426,922
Artisan High Income Advisor	42,557	424,721
Vanguard Utilities Index Adm Class	5,326	417,763
PIMCO Inflation Response Multi-Asset Class I	44,150	399,117
PIMCO Low Duration Income Class I	46,110	397,468
Thornburg Limited Term Income Class R6	28,470	391,459
T Rowe Price Global Multi-Sector Bond Inv Class	32,600	376,526
Fidelity Strategic Dividend and Income	21,036	373,598
Payden Corporate Bond	32,083	372,484
Guggenheim Total Return Bond Class P	12,401	353,797
Western Asset Core Plus Bond Class FI	28,309	337,439
Dodge & Cox Global Bond	29,150	336,396
Nuveen NWQ Flexible Income Class I	13,941	312,560
Janus Henderson Developed World Bond Class T	29,965	295,450
Virtus NewFleet Multi-Sector Short Term Bond Class I	62,011	292,690
Carillion Reams Core Plus Bond Class I	8,423	290,947
Virtus Seix Corporate Bond Class I	30,992	287,603
AlphaCentric Income Opportunities Class I	22,191	270,065

Total Mutual Funds (Cost $ 9,315,000)		9,737,501

Short-Term Securities (3.7%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 388,719)		388,719

Total Short-term Securities (Cost $ 388,719)		388,719

Total Investments in Securities (Cost $ 9,703,719) (96.9%)		10,126,220

Net Other Assets and Liabilities (3.1%)		324,403

Net Assets (100%)		$ 10,450,623

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2021.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2021

Assets

Investments in securities at value (Cost $ 9,703,719)	$ 10,126,220
Cash	235,592
Dividends and interest receivable	77,038
Subscription receivable	23,127

Total Assets	10,461,977

Liabilities

Due to Advisor	11,354

Total Liabilities	11,354

Net Assets	$ 10,450,623

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – (1,871,888)	$ 9,738,806
Distributable Income (note 4)	711,817

Net Assets	$ 10,450,623

Net asset value per share	$ 5.58

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Operations

For The Year Ended December 31, 2021

Investment income
Dividend income from underlying funds	$ 257,836
Interest income from money market	61
Total investment income	257,897

Expenses
Investment advisory fees	95,498
Administrative service fees	23,875
Total expenses	119,373

Net investment income	138,524

Realized and unrealized gain (loss) on investments[1]
Capital gain distributions from underlying funds	202,181
Net realized gain from investments	19,165
Net change in unrealized depreciation on investments	(135,327)
Net realized and unrealized gain on investments	86,019

Net increase in net assets resulting from operations	$ 224,543

1 See unaudited additional information section on page 43.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2021 and 2020

	2021	2020
Increase in net assets from operations
Net investment income	$ 138,524	$ 142,036
Capital gain distributions from underlying funds	202,181	74,853
Net realized gain from investments	19,165	49,353
Net change in unrealized appreciation/(depreciation) on investments	(135,327)	210,039
Net increase in net assets resulting from operations	224,543	476,281

Distributions to shareholders	(132,202)	(167,230)

Capital share transactions (note 5)	1,543,941	1,395,421
Total increase	1,636,282	1,704,472

Net assets at beginning of year	8,814,341	7,109,869
Net assets at end of year	$ 10,450,623	$ 8,814,341

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2021

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Except for the declared distributions to the shareholders on January 11, 2022 (note 4), management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.85% of average net assets.

For the year ended December 31, 2021 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$99,683
MH Elite Fund of Funds	$184,348
MH Elite Select Portfolio of Funds	$76,711
MH Elite Income Fund of Funds	$95,498

For the year ended December 31, 2021 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$24,921
MH Elite Fund of Funds	$46,087
MH Elite Select Portfolio of Funds	$19,178
MH Elite Income Fund of Funds	$23,875

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2021 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$1,850,000	$1,606,014
MH Elite Fund of Funds	$3,200,000	$2,249,801
MH Elite Select Portfolio of Funds	$1,440,000	$590,317
MH Elite Income Fund of Funds	$3,565,000	$854,165

4.

INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2021, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$439,892	$205,822	$56,773	$196,934
Undistributed capital gain	$576,640	$1,549,604	$289,765	$92,382[1]
Unrealized appreciation/(depreciation)	$2,669,829	$6,415,360	$1,903,470	$422,501
Total distributable earnings	$3,686,361	$8,170,786	$2,250,008	$711,817

 1 The MH Elite Income Fund of Funds utilized $70,554 of it’s capital loss carryforward in the current year.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U;S. GAAP.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

4.      INCOME TAXES (Continued)

At December 31, 2021, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2022 with an ex and pay date of January 11, 2022.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$439,892	$0.425959	$205,823	$0.101003
Long Term Capital Gain	$576,640	$0.558376	$1,549,604	$0.760433

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$56,259	$0.051805	$197,080	$0.105345
Long Term Capital Gain	$289,765	$0.266826	$92,382	$0.049381

At December 31, 2020, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2021 with an ex and pay date of January 8, 2021.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$38,367	$0.038368	$-	$-
Long Term Capital Gain	$480,615	$0.480636	$1,045,364	$0.555289

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$132,202	$0.082963
Long Term Capital Gain	$332,345	$0.321159	$-	$-

At December 31, 2019, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 8, 2020 with an ex and pay date of January 9, 2020.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$42,817	$0.042938	$43,746	$0.023022
Long Term Capital Gain	$195,538	$0.196095	$519,849	$0.273587

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income [1]	$65,814	$0.067969	$167,230	$0.126501
Long Term Capital Gain	$251,297	$0.259531	$-	$-

1 Ordinary income distributions may include short-term capital gains.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

4.      INCOME TAXES (Continued)

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2021. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2021, the net investment losses for the following Funds are:

Fund of Funds - $110,382       Select Portfolio - $6,123

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Funds’ 2021  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended, December 31, 2021, the Funds did not incur an interest or penalties.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2021, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation
MH Elite Small Cap Fund of Funds	$2,713,237	$43,408	$2,669,829
MH Elite Fund of Funds	$6,418,514	$3,154	$6,415,360
MH Elite Select Portfolio of Funds	$1,910,852	$7,382	$1,903,470
MH Elite Income Fund of Funds	$545,250	$122,749	$422,501

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2021, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	58,845	$ 547,457	49,379	$ 346,930
Shares issued in reinvestment of distributions	59,516	518,982	32,341	238,355
	118,361	1,066,439	81,720	585,285
Shares redeemed	(89,827)	(849,549)	(77,384)	(553,188)
Net Increase	28,534	$ 216,890	4,336	$ 32,097

	MH Elite Fund of Funds
	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	260,873	$2,352,744	115,031	$ 865,237
Shares issued in reinvestment of distributions	127,639	1,045,364	77,630	563,595
	388,512	3,398,108	192,661	1,428,832
Shares redeemed	(229,164)	(2,101,316)	(207,158)	(1,469,178)
Net Increase/(Decrease)	159,348	$1,296,792	(14,497)	$ (40,346)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	103,245	$ 714,664	92,917	$ 545,715
Shares issued in reinvestment of distributions	49,237	332,345	54,674	317,111
	152,482	1,047,009	147,591	862,826
Shares redeemed	(103,123)	(727,494)	(80,820)	(463,700)
Net Increase	49,359	$ 319,515	66,771	$ 399,126

	MH Elite Income Fund of Funds
	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	454,262	$2,509,537	427,402	$2,184.263
Shares issued in reinvestment of distributions	24,213	132,202	31,733	167,230
	478,475	2,641,739	459,135	2,351,493
Shares redeemed	(200,094)	(1,097,798)	(187,597)	(956,072)
Net Increase	278,381	$1,543,941	271,538	$1,395,421

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2021

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2021:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$9,605,530	$19,058,963	$7,473,013	$10,126,220
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$9,605,530	$19,058,963	$7,473,013	$10,126,220

The Funds did not hold any Level 3 investments during the year ended December 31, 2021.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2021. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), each a series of MH Elite Portfolio of Funds Trust, (collectively the “Funds”) including the schedules of investments, as of December 31, 2021,  the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of December 31, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2021, by correspondence with the custodian and bank. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 25, 2022

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2021

Unaudited

Distributed Earnings to Shareholders

Annually, the Funds distribute earnings from operations to shareholders in the form of ordinary income and/or capital gains. For 2021, the components of ordinary income to be distributed are:

Components	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Net investment income	$ 58,053	($110,382)	($6,123)	$138,524
Short term capital gain from distributions	$177,514	$173,224	$72,579	$ 59,928
Net short term realized gain/(loss) from investments	$204,325	$142,980	($9,683)	($1,518)
Total Ordinary Income	$439,892	$205,822	$56,773	$196,934

As shown on the Statement of Operations for each fund, the line items entitled Capital gain distributions from underlying funds and Net short term realizes gain/(loss) from investment is a combination of two categories – short term and long term capital gains.

QUARTERLY FILING

The Funds’ file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2021

Unaudited

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc.and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. At the meeting of the Funds’ Board of Trustees on November 10, 2021, the liquidity risk management program was reviewed for any material changes to ensure the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2021

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2021 through December 31, 2021.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period July 1, 2021 to December 31, 2021 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$ 993	$6.28	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,053	$6.47	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$ 994	$6.28	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,009	$6.33	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.40

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.85% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

December 31, 2021

 Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 57	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 76	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 53	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEE
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 66	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $750 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustee nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2021

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 70	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	4	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 66	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. Matters considered by the Board of Trustees in order to approve the investment advisory contract included, but were not limited to:

1.

The Board considered the benefit to shareholders of investing in a fund of funds,

2.

The nature, extent and quality of the services to be provided by the Investment Adviser,

3.

Investment performance,

4.

Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5.

Possible conflicts of interest between the Funds and the Adviser,

6.

Brokerage and portfolio transactions,

7.

Overall fund expenses and expense ratios based on information provided.  The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8.

Sales and redemptions of Fund shares.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the investment advisory contract was unanimously approved.  The investment advisory contract with MH Investment Management Inc. was approved by the Board of Trustees on November 10, 2021 for the period January 1, 2022 through December 31, 2022.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2021

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

	Fiscal Year Ended December 31,
Fees	2021	2020
Audit Fees	$26,023	$25,510
Audit-Related	0	0
Tax Fees	4,425	4,250
All Other Fees	0	0
Total	$30,448	$29,760

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 28, 2022